Annual Total Returns (Vanguard STAR Fund - Investor Shares Participant) (Vanguard STAR Fund, Vanguard STAR Fund - Investor Shares)	12 Months Ended
Oct. 31, 2014
Vanguard STAR Fund | Vanguard STAR Fund - Investor Shares
Annual Total Return
2014	7.35%
2013	17.80%
2012	13.79%
2011	0.77%
2010	11.70%
2009	24.85%
2008	(25.10%)
2007	6.58%
2006	11.64%
2005	7.44%